Manteio Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of January 31, 2025 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 66.8%
	TREASURY BILLS — 66.8%
	United States Treasury Bill
$15,000,000	9.80%, 2/20/2025(a),(b)	$14,969,910
10,000,000	10.02%, 3/20/2025(a),(b)	9,947,190
10,000,000	10.00%, 4/17/2025(a),(b)	9,915,140
15,000,000	9.92%, 5/15/2025(a),(b)	14,823,885
10,000,000	9.88%, 6/12/2025(a),(b)	9,850,220
10,000,000	8.88%, 7/10/2025(a),(b)	9,819,010
15,000,000	8.48%, 8/7/2025(a),(b)	14,680,875
10,000,000	7.92%, 9/4/2025(a),(b)	9,758,100
10,000,000	8.52%, 10/2/2025(a),(b)	9,728,560
		103,492,890
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $103,401,390)	103,492,890

	TOTAL INVESTMENTS — 66.8%
	(Cost $103,401,390)	103,492,890
	Other Assets in Excess of Liabilities — 33.2%	51,359,739
	TOTAL NET ASSETS — 100.0%	$154,852,629

(a)	All or a portion of this investment is a holding of Manteio Cayman Managed Futures Strategy Fund, Ltd.
(b)	Treasury bill discount rate.

Manteio Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Corn[1]	March 2025	157	3,783,700	$(4,124)
CBOT Soybean[1]	March 2025	77	4,011,700	5,710
CBOT Soybean Meal[1]	March 2025	74	2,228,140	(4,822)
CBOT Soybean Oil[1]	March 2025	87	2,406,942	42,372
CBOT Wheat[1]	March 2025	110	3,077,250	68,909
CMX Gold[1]	April 2025	61	17,293,500	496,284
CMX Silver[1]	March 2025	33	5,323,725	68,388
ICE Brent Crude Oil[1]	May 2025	25	1,873,000	(85,408)
ICE Low Sulphur Gas[1]	March 2025	10	707,000	(29,177)
LME Lead[1]	March 2025	28	1,354,171	(15,098)
LME Primary Aluminum[1]	March 2025	30	1,955,063	(22,265)
LME Primary Nickel[1]	March 2025	12	1,088,073	(20,434)
LME Zinc[1]	March 2025	47	3,198,526	(177,754)
NYBOT Coffee 'C'[1]	March 2025	16	2,267,100	221,199
NYBOT Cotton #2[1]	March 2025	30	988,200	(19,434)
NYBOT Sugar #11[1]	March 2025	88	1,907,136	75,153
NYMEX Natural Gas[1]	March 2025	61	1,856,840	(215,100)
NYMEX NY Harbor ULSD[1]	March 2025	5	503,433	(24,243)
NYMEX RBOB Gasoline[1]	March 2025	6	518,818	(15,269)
NYMEX WTI Crude Oil[1]	March 2025	23	1,668,190	(85,335)

Index Futures
CME E-Mini S&P 500	March 2025	82	24,875,725	(214,731)
EUX Euro STOXX 50	March 2025	353	19,415,914	1,106,714
Hang Seng Index	February 2025	98	12,782,034	278,386
ICF FTSE 100 Index	March 2025	271	29,164,276	410,521
Nikkei Stock Index	March 2025	37	9,469,225	(44,008)
Total Long Contracts		1,821	153,717,681	1,796,434

Short Contracts	Expiration Date	Number of Contracts	Notional Value	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
CMX Copper[1]	March 2025	(50)	(5,348,750)	4,865
LME Lead[1]	March 2025	(46)	(2,224,709)	26,174
LME Primary Aluminum[1]	March 2025	(94)	(6,125,863)	31,867
LME Primary Nickel[1]	March 2025	(37)	(3,354,890)	61,553
LME Zinc[1]	March 2025	(78)	(5,308,192)	267,773

Currency Futures
CME Australian Dollar	March 2025	(456)	(28,347,240)	645,125
CME British Pound	March 2025	(467)	(36,189,581)	789,118
CME Canadian Dollar	March 2025	(831)	(57,376,395)	1,260,392
CME Euro	March 2025	(344)	(44,707,100)	553,693
CME Japanese Yen	March 2025	(226)	(18,298,938)	361,472

Interest Rate Futures
CBOT 10-Year U.S. Treasury Note	March 2025	(398)	(43,319,812)	337,589
EUX Euro-Bund	March 2025	(369)	(50,833,870)	242,166
ICF Long Gilt	March 2025	(269)	(31,007,997)	437,968
OSE Japanese 10-Year Bond	March 2025	(104)	(94,476,425)	1,064,062
Total Short Contracts		(3,769)	(426,919,762)	6,083,817

TOTAL FUTURES CONTRACTS			(273,202,081)	$7,880,251

[1]	This investment is a holding of Manteio Cayman Managed Futures Strategy Fund, Ltd.